Trade and Other Receivables	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Trade and other receivables
9.	Trade and other receivables

	June 30, 2025	December 31, 2024
	USD	USD
Trade receivables
Third parties (refer note a below)	5,151,120	4,701,900
Less: Allowances for expected credit losses	(1,147,683)	(968,322)
Trade receivables, net	4,003,437	3,733,578
Ageing analysis of trade receivables
Not past due	3,036,797	2,176,512
Up to 60 days	393,996	814,010
60 to 365 days	460,539	651,860
Over 1 year	1,259,788	1,059,518
	5,151,120	4,701,900

Other receivables
Amount due from related parties (refer note 24)	517,714	553,184
Government grant receivable	10,311	6,137
Advance to employees	1,959	9,090
Deposit recoverable	37,347	29,216
Other receivables	1,344	-
Prepayments	2,234,244	47,125
	2,802,919	644,752
Total trade and other receivables	6,806,356	4,378,330

a.	Included in trade receivables are unbilled revenue amounting to USD 57,839 in June 30, 2025 and USD 268,818 in December 31, 2024 which related to I-Guarding services. The services are provided within the financial year end however billing was made subsequent to the financial year ended. According to the contract with the customer, the consideration on the services provided are unconditional as the performance obligation has been complied with.

b.	Prepayments are mainly related to 24-month agreements on consultancy services engaged to support global market business development.

c.	Trade receivables are non-interest bearing and are generally on 30 days’ terms.
c.	Lifetime expected loss provision for trade receivables of the Group are as follows:

	Weighted- average expected	June 30, 2025		December 31, 2024
	credit loss rate	Gross carrying amount	Allowance for expected credit losses	Gross carrying amount	Allowance for expected credit losses
Customers’ characteristics		USD	USD	USD	USD

Low risk	0.6%	4,027,264	23,827	3,755,925	22,346
Loss	100%	1,123,856	1,123,856	945,975	945,975
		5,151,120	1,147,683	4,701,900	968,321

d.	The reconciliation of movement in the allowances for expected credit losses is as follows:

	June 30, 2025	December 31, 2024
	USD	USD
Balance at January 1	968,321	428,099
Provision written off	(60,202)	-
Impairment during the year	175,428	562,755
Exchange differences	64,136	(22,533)
Balance at June 30 / December 31	1,147,683	968,321

e.	Government grants receivables are pre-approved government grants granted to customers for adoption of digitalization. Such grant is directly disbursed to Concorde.

f.	The trade and other receivables are denominated in the local currency of the Group operates in.

g.	The government grant receivables is in relation to approved innovation project implemented. There are no unfulfilled conditions or other contingencies attaching to this grant.